Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit before taxation	R$ 161,950	R$ 269,385	R$ 271,814
Adjustments to reconcile net income to cash flows from operations:
Depreciation and amortization	28,701	19,780	15,786
Investment income and exchange variation of financial instruments at fair value through profit or loss	(92,056)	(97,703)	(86,047)
Net foreign exchange on liabilities at amortized cost	136,374	(16,513)	0
Interest expense on loans and obligations	61,784	23,654	5,804
Gain/loss on remeasurement of contingent consideration	19,915	15,872	(13,971)
Allowance for expected credit loss	9	0	(4)
Equity gain/(loss)	1,500
Share based payments	22,479	14,967	14,276
Financial result on lease agreements	7,757	9,109	8,969
Other adjustments	1,021	0	0
Adjustments To Reconcile Profit Loss Other Than Changes In Working Capital	349,434	238,551	216,627
Changes in assets and liabilities
Accounts receivables	(18,156)	(43,187)	(10,064)
Taxes recoverable	(4,777)	2,152	(1,389)
Other assets	(65,690)	(20,990)	(11,286)
Trade payables	(3,370)	622	392
Accounts payable	3,648	(1,575)	156
Labor and social security obligations	15,110	11,527	(21,349)
Taxes and contributions payable	815	(780)	(1,705)
Purchases of financial instruments related to retirements plans	(293,281)	(84,933)	0
Contribution for retirements plans	279,771	82,734	0
Increase Decrease In Working Capital	(85,930)	(54,430)	(45,245)
Cash generated from operations	263,504	184,121	171,382
Income tax paid	(53,733)	(54,875)	(53,482)
Net cash inflow from operating activities	209,771	129,246	117,900
Cash flows from investing activities
Payment for acquisition of subsidiaries	(276,372)	0	(80,000)
Cash and cash equivalent increased from business combination	53,304	0	497
Purchases of property and equipment and additions to intangible assets	(19,317)	(36,738)	(6,476)
Purchase and sales of financial instruments at amortized cost	13,648
Purchase of financial instruments at fair value through profit or loss	(347,264)	(196,079)	(341,157)
Sales of financial instruments at fair value through profit or loss	357,006	455,781	558,974
Capital increase in joint ventures investments	(13,140)	0	0
Net cash (outflow) from investing activities	(232,135)	222,964	131,838
Cash flows from financing activities
Capital increase of non-controlling interests in subsidiaries	0	0	2,988
Interest payments of loans and obligations	(47,934)	(11,975)	0
Principal payments of loans and obligations	(69,168)	(8,889)	0
Treasury shares acquisition paid, net of treasury shares sold	(90,288)	(62,769)	(63,353)
Lease payments, net of sublease received	(18,604)	(23,044)	(22,848)
Loans and obligations acquisitions	0	0	79,026
Issuance of convertible preferred shares	0	471,835
Dividends paid	(203,236)	(190,138)	(211,320)
Net cash (outflow) from financing activities	(429,230)	175,020	(215,507)
Net increase in cash and cash equivalents	(451,594)	527,230	34,231
Cash and cash equivalents at the beginning of the year	660,305	136,581	102,569
Foreign exchange variation of cash and cash equivalents in subsidiary	14,591	(3,506)	(219)
Cash and cash equivalents at the end of the year	R$ 223,302	R$ 660,305	R$ 136,581